United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-1704

                      (Investment Company Act File Number)


                      Federated American Leaders Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 3/31/05


                Date of Reporting Period: Quarter ended 12/31/04







Item 1.     Schedule of Investments


Federated American Leaders Fund, Inc.
Portfolio of Investments
December 31, 2004 (unaudited)



   Shares                                                                         Value
                          Common Stocks--96.7%
                          Consumer Discretionary--11.1%
   681,100          1     Comcast Corp., Class A                             $    22,367,324
   1,586,900              Gap (The), Inc.                                         33,515,328
   968,200          1     Goodyear Tire & Rubber Co.                              14,193,812
   746,000                Home Depot, Inc.                                        31,884,040
   2,384,000        1     Interpublic Group Cos., Inc.                            31,945,600
   455,000                Johnson Controls, Inc.                                  28,865,200
   700,800                Mattel, Inc.                                            13,658,592
   1,469,800              News Corp. Ltd., PFD ADR                                27,426,468
   1,142,700              Koninklijke (Royal) Philips Electronics NV, ADR         30,281,550
   1,372,100        1     Time Warner, Inc.                                       26,673,624
   742,648                Viacom, Inc., Class B                                   27,024,961
   385,400                Walt Disney Co.                                         10,714,120
                          Total                                                   298,550,619
                          Consumer Staples--4.3%
   1,329,000              Altria Group, Inc.                                      81,201,900
   2,039,200        1     Rite Aid Corp.                                          7,463,472
   421,400                SUPERVALU, Inc.                                         14,546,728
   689,700          1     Safeway Inc.                                            13,614,678
                          Total                                                   116,826,778
                          Energy--11.2%
   942,600                Apache Corp.                                            47,667,282
   887,700                BP PLC, ADR                                             51,841,680
   1,395,000              ChevronTexaco Corp.                                     73,251,450
   258,500                ConocoPhillips                                          22,445,555
   1,240,400              Exxon Mobil Corp.                                       63,582,904
   275,300                Halliburton Co.                                         10,802,772
   837,500                Marathon Oil Corp.                                      31,498,375
                          Total                                                   301,090,018
                          Financials--35.0%
   967,300                Ace Ltd.                                                41,352,075
   1,323,200              Allstate Corp.                                          68,435,904
   658,500                American International Group, Inc.                      43,243,695
   2,304,800              Bank of America Corp.                                   108,302,552
   268,300                Capital One Financial Corp.                             22,593,543
   864,900                Citigroup, Inc.                                         41,670,882
   675,500                Fannie Mae                                              48,102,355
   286,800                Fifth Third Bancorp                                     13,559,904
   592,300                Freddie Mac                                             43,652,510
   240,200                Goldman Sachs Group, Inc.                               24,990,408
   572,500                Hartford Financial Services Group, Inc.                 39,679,975
   2,513,700              J.P. Morgan Chase & Co.                                 98,059,437
   1,568,700              MBNA Corp.                                              44,221,653
   680,500                MetLife, Inc.                                           27,567,055
   1,041,400              Morgan Stanley                                          57,818,528
   719,700                Nationwide Financial Services, Inc., Class A            27,514,131
   587,800                New York Community Bancorp, Inc.                        12,091,046
   110,700                PartnerRe Ltd.                                          6,856,758
   618,800                RenaissanceRe Holdings Ltd.                             32,227,104
   1,113,100              U.S. Bancorp                                            34,862,292
   1,038,500              Wachovia Corp.                                          54,625,100
   818,100                Wells Fargo & Co.                                       50,844,915
                          Total                                                   942,271,822
                          Healthcare--4.5%
   232,700                AmerisourceBergen Corp.                                 13,654,836
   624,000                Baxter International, Inc.                              21,552,960
   1,205,200              McKesson HBOC, Inc.                                     37,915,592
   488,000                Merck & Co., Inc.                                       15,684,320
   1,255,400              Pfizer, Inc.                                            33,757,706
                          Total                                                   122,565,414
                          Industrials--8.7%
   271,000                Block (H&R), Inc.                                       13,279,000
   861,157                Cendant Corp.                                           20,133,851
   391,400                Eaton Corp.                                             28,321,704
   740,400                Masco Corp.                                             27,046,812
   530,220                Northrop Grumman Corp.                                  28,822,759
   366,300                Textron Inc.                                            27,032,940
   2,525,800              Tyco International Ltd.                                 90,272,092
                          Total                                                   234,909,158
                          Information Technology--9.0%
   533,000                Analog Devices, Inc.                                    19,678,360
   1,412,400        1     Applied Materials, Inc.                                 24,152,040
   1,682,500        1     BMC Software, Inc.                                      31,294,500
   725,000          1     Cadence Design Systems, Inc.                            10,012,250
   295,300                International Business Machines Corp.                   29,110,674
   390,100                Intersil Holding Corp.                                  6,530,274
   1,012,500              Microsoft Corp.                                         27,043,875
   1,567,975              Motorola, Inc.                                          26,969,170
   1,265,800        1     Storage Technology Corp.                                40,011,938
   1,003,500        1     SunGard Data Systems, Inc.                              28,429,155
                          Total                                                   243,232,236
                          Materials--3.8%
   592,800                Air Products & Chemicals, Inc.                          34,364,616
   979,700                Alcoa, Inc.                                             30,782,174
   256,900                International Paper Co.                                 10,789,800
   394,800                PPG Industries, Inc.                                    26,909,568
                          Total                                                   102,846,158
                          Telecommunication Services--4.1%
   478,600                BellSouth Corp.                                         13,300,294
   970,200                SBC Communications, Inc.                                25,002,054
   1,091,100              Sprint Corp. (FON Group)                                27,113,835
   1,133,742              Verizon Communications                                  45,927,888
                          Total                                                   111,344,071
                          Utilities--5.0%
   994,500                American Electric Power Co., Inc.                       34,151,130
   1,208,400              Edison International                                    38,705,052
   471,600                FirstEnergy Corp.                                       18,632,916
   1,841,000              NiSource, Inc.                                          41,937,980
                          Total                                                   133,427,078
                          Total Common Stocks (identified cost
                          $2,093,444,826)                                         2,607,063,352
                          Repurchase Agreement--3.3%
   88,593,000             Interest in $2,000,000,000 joint repurchase
                          agreement with UBS Securities LLC, 2.280%,
                          dated 12/31/2004 to be repurchased at
                          $88,609,833 on 1/3/2005, collateralized by U.S.
                          Government Agency Obligations with various
                          maturities to 9/25/2034, collateral market
                          value  $2,060,003,250 (AT AMORTIZED COST)               88,593,000
                          TOTAL INVESTMENTS-100.0%
                          (IDENTIFIED COST $2,182,037,826)2                       2,695,656,352
                          OTHER ASSETS AND LIABILITIES-NET-0.0%                   1,224,485
                          TOTAL NET ASSETS-100%                              $    2,696,880,837


1    Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $2,182,037,826. The net unrealized appreciation of investments for federal tax purposes was $513,618,526. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $527,567,823 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,949,297.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2004.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the lastest closing price on the exchange on which they are traded immediately prior to closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.

The following acronym is used throughout this portfolio:

ADR -- American Depositary Receipt


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated American Leaders Fund, Inc.

By          /S/  Richard J. Thomas, Principal Financial Officer
                 (insert name and title)

Date        February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date         February 25, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        February 22, 2005